Related-Party Transactions (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Asset Management Fee and Subordinated Participation
Asset Management Fee and Subordinated Participation

Date	Rate	Payable	Description
January 1, 2015 through September 30, 2015	1.00%	80% in Class B units; 20% in cash
One-twelfth of the rate was paid out monthly in cash based on asset cost as of the last day of the preceding month. One-quarter of the rate was paid out quarterly in Class B units based on the lower of the cost of assets or the applicable quarterly NAV, divided by the per share NAV.

October 1, 2015 through August 31, 2017	1.00%	80% in cash; 20% in Class B units
One-twelfth of the rate was paid out monthly in cash based on asset cost as of the last day of the preceding month. One-quarter of the rate was paid out quarterly in Class B units based on the lower of the cost of assets or the applicable quarterly NAV, divided by the per share NAV.

September 1, 2017 through September 19, 2017	0.85%	80% in cash; 20% in Class B units
One-twelfth of the rate was paid out monthly in cash based on asset cost as of the last day of the preceding month. One-quarter of the rate was paid out quarterly in Class B units based on the lower of the cost of assets or the applicable quarterly NAV, divided by the per share NAV.

September 20, 2017 through October 4, 2017	0.85%	100% in cash	One-twelfth of the rate was paid out monthly in cash based on asset cost as of the last day of the preceding month.

Other Advisor Fees
Other Advisory Fees and Reimbursements Paid in Cash

Fee Type	Date	Rate	Description
Acquisition fee	January 1, 2015 through August 31, 2017	1.00%	Equal to the product of (x) the rate by (y) the cost of investments we acquired or originated, including any debt attributable to such investments.
	September 1, 2017 through October 4, 2017	0.85%
Acquisition expenses	January 1, 2015 through October 4, 2017	N/A	Reimbursements for direct expenses incurred related to selecting, evaluating, and acquiring assets on our behalf, including certain personnel costs.
Disposition Fee	January 1, 2015 through August 31, 2017	2.00%	Fee paid for substantial assistance, as determined by the conflicts committee of our Board, in connection with the sale of properties or other investments.
	September 1, 2017 through October 4, 2017	1.70%
Financing Fee	January 1, 2015 through August 31, 2015	0.75%	Fee paid on all amounts made available under any loan or line of credit.

Advisory Transactions
Summarized below are the fees earned by and the expenses reimbursable for the three and six months ended June 30, 2017 (in thousands):

	Three Months Ended June 30, 2017	Six Months Ended June 30, 2017
Acquisition fees(1)	$902	$1,050
Due diligence fees(1)	183	213
Asset management fees(2)	5,228	10,317
OP unit distributions(3)	465	925
Class B unit distributions(4)	473	911
Disposition fees	19	19
Total	$7,270	$13,435

(1)
The majority of acquisition and due diligence fees are capitalized and allocated to the related investment in real estate assets on the consolidated balance sheets based on the acquisition-date fair values of the respective assets and liabilities acquired.

(2)	Asset management fees are presented in General and Administrative on the consolidated statements of operations.

(3)	Distributions are presented as Distributions to Noncontrolling Interests on the consolidated statements of equity.

(4)	The distributions paid to holders of unvested Class B units are presented in General and Administrative on the consolidated statements of operations.

Summarized below are the fees earned by and the expenses reimbursable to PE-NTR and ARC for the years ended December 31, 2017, 2016, and 2015. This table includes any related amounts unpaid as of December 31, 2016, except for unpaid general and administrative expenses, which we disclose above (in thousands):

	For the Year Ended December 31,			Unpaid as of December 31,
	2017	2016	2015	2016
Acquisition fees(1)	$1,344	$2,342	$1,247	$—
Acquisition expenses(1)	583	464	208	29
Asset management fees(2)	15,573	19,239	4,601	1,687
OP units distribution(3)	1,373	1,866	1,820	158
Class B unit distribution(4)	1,409	1,576	625	148
Financing fees	—	—	3,228	—
Disposition fees(5)	19	745	47	—
Total	$20,301	$26,232	$11,776	$2,022

(1)
Prior to January 1, 2017, acquisition and due diligence fees were recorded on our consolidated statements of operations. The majority of these costs are now capitalized and allocated to the related investment in real estate assets on the consolidated balance sheets based on the acquisition-date fair values of the respective assets and liabilities acquired.

(2)	Asset management fees are presented in General and Administrative on the consolidated statements of operations.

(3)
The distributions paid to OP unit holders represent amounts paid prior to the PELP transaction. Subsequent to that date, our relationship with PE-NTR was acquired. Distributions are presented as Distributions to Noncontrolling Interests on the consolidated statements of equity.

(4)
The distributions paid to holders of unvested Class B units are presented in General and Administrative on the consolidated statements of operations and exclude the reclassification of prior distributions to Noncontrolling Interests on our consolidated statements of operations.

(5)	Disposition fees are presented as Other Income, Net on the consolidated statements of operations.

Manager Fees and Reimbursements
Property Manager Fees and Reimbursements Paid in Cash

Fee Type	Rate	Description
Property Management	4.00%	Equal to the product of (x) the monthly gross cash receipts from the properties managed by (y) the rate.
Leasing Commissions	Market Rate	Paid for leasing services rendered with respect to a particular property, primarily if a tenant exercised an option to extend an existing lease.
Construction Management	Market Rate	Paid for construction management services rendered with respect to a particular property.
Other Expenses and Reimbursements	N/A
Costs and expenses incurred by the Property Manager on our behalf, including employee compensation, legal, travel, and other out-of-pocket expenses that were directly related to the management of specific properties and corporate matters, as well as fees and expenses of third-party accountants.

Property Management Transactions
Summarized below are the fees earned by and the expenses reimbursable to the Property Manager for the three and six months ended June 30, 2017 (in thousands):

	Three Months Ended June 30, 2017	Six Months Ended June 30, 2017
Property management fees(1)	$2,683	$5,269
Leasing commissions(2)	2,077	4,400
Construction management fees(2)	380	684
Other fees and reimbursements(3)	1,912	3,621
Total	$7,052	$13,974

(1)	The property management fees are included in Property Operating on the consolidated statements of operations.

(2)
Leasing commissions paid for leases with terms less than one year were expensed immediately and included in Depreciation and Amortization on the consolidated statements of operations. Leasing commissions paid for leases with terms greater than one year, and construction management fees, were capitalized and amortized over the life of the related leases or assets.

(3)	Other fees and reimbursements are included in Property Operating and General and Administrative on the consolidated statements of operations based on the nature of the expense.

Summarized below are the fees earned by and the expenses reimbursable to the Property Manager for the years ended December 31, 2017, 2016, and 2015, and any related amounts unpaid as of December 31, 2017 and 2016 (in thousands):

	For the Year Ended December 31,			Unpaid as of December 31,
	2017	2016	2015	2016
Property management fees(1)	$8,360	$9,929	$9,108	$840
Leasing commissions(2)	6,670	7,701	7,316	705
Construction management fees(2)	1,367	1,127	1,117	165
Other fees and reimbursements(3)	6,234	5,627	5,533	796
Total	$22,631	$24,384	$23,074	$2,506

(1)	The property management fees are included in Property Operating on the consolidated statements of operations.

(2)
Leasing commissions paid for leases with terms less than one year are expensed immediately and included in Depreciation and Amortization on the consolidated statements of operations. Leasing commissions paid for leases with terms greater than one year, and construction management fees, are capitalized and amortized over the life of the related leases or assets.

(3)	Other fees and reimbursements are included in Property Operating, General and Administrative, and Transaction Expenses on the consolidated statements of operations based on the nature of the expense.